NOTE 7 - Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2024
Notes
NOTE 7 - Property, Plant and Equipment, net:

NOTE 7 – Property, Plant and Equipment, net:

	Laboratory equipment	Furniture and office equipment	Leasehold improvements	Computers and other related	Factories	Total
Cost:
As of January 1, 2023	816	85	400	120	2,719	4,140
Additions	14	4	-	7	1,528	1,553
Disposals	-	-	-	-	(71)	(71)
As of December 31, 2023 (*)	830	89	400	127	4,176	5,622
Additions	60	-	-	11	4,204	4,275
Disposals	-	-	-	-	-	-
As of December 31, 2024	890	89	400	138	8,380	9,897
Accumulated depreciation:
As of January 1, 2023	710	44	222	104	230	1,310
Additions	29	9	24	11	317	390
Disposals	-	-	-	-	(4)	(4)
As of December 31, 2023 (*)	739	53	246	115	543	1,696
Additions	31	9	23	9	379	451
Disposals	-	-	-	-	-	-
As of December 31, 2024	770	62	269	124	922	2,147
Net Book Value:
As of December 31, 2024	120	27	131	14	7,458	7,750
As of December 31, 2023	91	36	154	12	3,633	3,926

(*) Certain comparative amounts have been reclassified to conform to the current year presentation (Note 2b)

Equipment purchase agreement

-In April 2024, the Company entered an equipment purchase agreement for purchasing 12 GMP (Good manufacturing practices standards) cleanrooms and laboratory spaces. The purchase price was NIS 13,000 ($3,532) and agreed to be paid as follows:

-NIS 4,000 ($1,087) were paid on April 1, 2024

-NIS 9,000 ($2,445) in 24 equal monthly installments of NIS375 ($102) commencing on April 1, 2024

As of December 31, 2024, the outstanding due amount is $1,440.